Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivable
Government institutions	$ 66	$ 178
Prepaid expenses	746	601
Others	0	48
Receivables, Net, Current	$ 812	$ 827